Oil and Gas Assets (Tables)	12 Months Ended
Apr. 30, 2012
Extractive Industries [Abstract]
Schedule of Oil And Gas Assets

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830
Additions	243,409	-	-		-	-	243,409
Disposals	(178,339)	-	-	(7100)	-	(246,550)	(431,989)
Depletion	(261,061)	-	-	-	-	-	(261,061)
Impairment	(15,218,009)	(100,000)		(91,114)	-	(971,043)	(16,380,166)
Foreign currency translation	-				-	(21,023)	(21,023)
Balance, April 30, 2012	$950,000	$-	$75,000	$-	$-	$100,000	$1,125,000

Cost	Missouri (a)	Kentucky (b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, May 1, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809
Additions	1,516,465	102,364	-	4,745	-	-	1,623,574
Depletion	(720,740)	-	-	-	-	-	(720,740)
Impairment	(9,066,590)	(3,179,174)	(602,913)	-	-	-	(12,848,677)
Foreign currency translation	(301,444)	(38,872)	(8,296)	(1,144)	-	(16,380)	(366,136)
Balance, April 30, 2011	$16,364,000	$100,000	$75,000	$98,214	$-	$1,338,616	$17,975,830

Cost	Missouri (a)	Kentucky(b)	Montana (c)	Kansas (d)	Texas (e)	Other (f)	Total
Balance, April 30, 2009	$22,462,582	$2,695,991	$1,273,963	$83,803	$251,460	$1,529,053	$28,296,852
Additions	714,821	49,223	15,413	-	-	5,557	785,014
Recoveries and transfers	38,311	-	-	(3,200)	(323)	(4,719)	30,069
Disposition	(2,011,529)	-	-	-	-	(379,548)	(2,391,077)
Depletion	(95,815)	-	-	-	-	-	(95,815)
Impairment	-	-	(816,696)	-	(290,237)	(55,612)	(1,162,545)
Foreign currency translation	3,827,939	470,468	213,529	14,010	39,100	260,265	4,825,311
Balance, April 30, 2010	$24,936,309	$3,215,682	$686,209	$94,613	$-	$1,354,996	$30,287,809